Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS
8.	OTHER INTANGIBLE ASSETS

Intangible assets as of December 31, 2013 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents (1)	$13,853	$5,720	$8,133
Trademarks and trade names	5,365	119	5,246
Purchased customer relationships (2)	8,812	4,336	4,476
Non-compete agreements (3)	160	75	85
Website development costs	8	0	8
	$28,198	$10,250	$17,948

(1)
Includes a patent obtained in the acquisition of CSP with a cost of $50,000 that is expected to be fully amortized in August 2026. Patents obtained in the acquisition of CTS with an initial cost of $410,000 and a December 31, 2012 gross value of approximately $238,000 were impaired by approximately $221,000 during 2013 (see Note 3 Impairment Charges) and the $17,000 of CTS patents remaining after the impairment is expected to be fully amortized in December 2021.

(2)
Includes customer relationships obtained in the acquisition of CSP with a cost of $920,000 that is expected to be fully amortized in December 2019. Customer relationships obtained in the acquisition of CTS with a cost of $840,000 was impaired by approximately $780,000 (see Note 3 Impairment Charges) and the $60,000 of CTS customer relationships remaining after the impairment is expected to be fully amortized in December 2021.

(3)
Includes non-compete agreement obtained in the acquisition of CSP with a cost of $160,000 that is expected to be fully amortized in August 2016. Non-compete agreement obtained in the acquisition of CTS with an initial cost of $140,000 was determined to be fully impaired in 2013 (see Note 3 Impairment Charges).

In 2013 and 2012, some of these intangible assets were found to be impaired and their cost was reduced accordingly. See Note 3 and 24 for a discussion regarding these impairments.

Intangible assets as of December 31, 2012 consist of the following (all amounts in thousands):

	Cost	Accumulated Amortization	Net Book Value
Developed technologies, including patents (1)	$13,730	$4,755	$8,975
Trademarks and trade names (2)	5,401	37	5,364
Purchased customer relationships (3)	9,507	3,811	5,696
Non-compete agreements (4)	220	65	155
	$28,858	$8,668	$20,190

(1)
Includes a patent obtained in the acquisition of CSP with a cost of $50,000 that is expected to be fully amortized in August 2026. Also includes patents obtained in the acquisition of CTS with an initial cost of $410,000 and a December 31, 2012 gross value of approximately $238,000 (see Note 3 Impairment Charges).

(2)	Includes a trade name obtained in the acquisition of CTS with an initial cost of $90,000 (see Note 3 Impairment Charges).
(3)
Includes customer relationships obtained in the acquisition of CSP with a cost of $920,000 that is expected to be fully amortized in December 2019. Also includes customer relationships obtained in the acquisition of CTS with a cost of $840,000 (see Note 3 Impairment Charges).

(4)
Includes non-compete agreement obtained in the acquisition of CSP with a cost of $160,000 that is expected to be fully amortized in August 2016. Also includes non-compete agreement obtained in the acquisition of CTS with an initial cost of $140,000 (see Note 3 Impairment Charges).

Trademarks can be renewed without substantial cost. If trademark and trade names are not renewed, then expected future cash flows associated with trademarks and trade names could be adversely affected.

Amortization of intangible assets was $1.8 million and $1.9 million for the years ended December 31, 2013 and 2012, respectively.

During 2013, the Company capitalized $27,000 and $342,000 of costs paid to third parties to create or defend trademarks and patents, respectively. During 2012, the Company capitalized $3,000 and $292,000 of costs paid to third parties to create or defend trademarks and patents, respectively. The Company expects the patent-related costs to be amortized over approximately 20 years.

The Company does not consider any intangible assets to have residual value.

The future amortization expense relating to finite-lived intangible assets for the next five years and beyond is estimated at December 31, 2013 to be (all amounts in thousands):

Year Ending December 31,
2014	$1,970
2015	1,970
2016	1,959
2017	1,927
2018	1,889
Thereafter	7,011
$16,726